UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04015

Investment Company Act File Number

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

February 28

Date of Fiscal Year End

May 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Parametric Dividend Income Fund

Parametric Dividend Income Fund

May 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.4%

Security	Shares	Value
Aerospace & Defense — 2.8%
Honeywell International, Inc.	192	$20,006
Lockheed Martin Corp.	94	17,691
Northrop Grumman Corp.	121	19,261
Raytheon Co.	184	19,000
United Technologies Corp.	159	18,630

		$94,588

Air Freight & Logistics — 1.0%
C.H. Robinson Worldwide, Inc.	275	$16,976
United Parcel Service, Inc., Class B	186	18,455

		$35,431

Automobiles — 0.6%
Ford Motor Co.	1,279	$19,402

		$19,402

Banks — 3.9%
Bank of Hawaii Corp.	305	$19,145
Cullen/Frost Bankers, Inc.	265	19,454
F.N.B. Corp.	1,405	18,953
U.S. Bancorp	420	18,106
United Bankshares, Inc.	496	18,778
Valley National Bancorp	2,020	19,756
Wells Fargo & Co.	335	18,747

		$132,939

Beverages — 1.7%
Coca-Cola Co. (The)	474	$19,415
Dr Pepper Snapple Group, Inc.	254	19,466
PepsiCo, Inc.	195	18,804

		$57,685

Biotechnology — 0.6%
PDL BioPharma, Inc.	2,996	$20,013

		$20,013

Chemicals — 5.4%
Air Products and Chemicals, Inc.	121	$17,758
Airgas, Inc.	183	18,655
Dow Chemical Co. (The)	382	19,891
E.I. du Pont de Nemours & Co.	244	17,326
International Flavors & Fragrances, Inc.	159	18,927
LyondellBasell Industries NV, Class A	184	18,602
Olin Corp.	583	17,047
Praxair, Inc.	153	18,798
RPM International, Inc.	391	19,562
Scotts Miracle-Gro Co. (The), Class A	314	19,236

		$185,802

Commercial Services & Supplies — 2.2%
Covanta Holding Corp.	841	$18,586
KAR Auction Services, Inc.	535	19,934
Republic Services, Inc.	484	19,501
Waste Management, Inc.	371	18,420

		$76,441

Security	Shares	Value
Communications Equipment — 1.8%
Cisco Systems, Inc.	724	$21,220
Motorola Solutions, Inc.	335	19,765
QUALCOMM, Inc.	300	20,904

		$61,889

Containers & Packaging — 2.8%
AptarGroup, Inc.	285	$18,174
Avery Dennison Corp.	306	18,945
Bemis Co., Inc.	412	18,927
MeadWestvaco Corp.	401	20,267
Sonoco Products Co.	406	18,278

		$94,591

Distributors — 0.6%
Genuine Parts Co.	210	$18,999

		$18,999

Diversified Telecommunication Services — 2.9%
AT&T, Inc.	587	$20,275
CenturyLink, Inc.	553	18,382
Frontier Communications Corp.	3,901	20,090
Verizon Communications, Inc.	419	20,715
Windstream Holdings, Inc.	2,434	19,801

		$99,263

Electric Utilities — 5.5%
ALLETE, Inc.	374	$18,831
Duke Energy Corp.	250	18,932
Entergy Corp.	248	18,965
Eversource Energy	387	19,060
Hawaiian Electric Industries Inc.	554	16,919
Pinnacle West Capital Corp.	304	18,520
PPL Corp.	559	19,403
Southern Co. (The)	428	18,699
Westar Energy, Inc.	523	19,178
Xcel Energy, Inc.	556	18,932

		$187,439

Electrical Equipment — 1.2%
Eaton Corp. PLC	282	$20,188
Emerson Electric Co.	339	20,445

		$40,633

Energy Equipment & Services — 2.7%
Diamond Offshore Drilling, Inc.	588	$17,840
Helmerich & Payne, Inc.	251	18,320
National Oilwell Varco, Inc.	379	18,643
Schlumberger, Ltd.	216	19,606
Seadrill, Ltd.	1,436	17,103

		$91,512

Food & Staples Retailing — 1.1%
Sysco Corp.	512	$19,026
Wal-Mart Stores, Inc.	233	17,305

		$36,331

Food Products — 2.9%
B&G Foods, Inc.	621	$19,214
Campbell Soup Co.	413	19,964
ConAgra Foods, Inc.	534	20,618
General Mills, Inc.	354	19,877
Kellogg Co.	287	18,015

		$97,688

Security	Shares	Value
Gas Utilities — 1.1%
AGL Resources, Inc.	394	$19,846
Laclede Group, Inc. (The)	339	18,140

		$37,986

Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	426	$20,704
Baxter International, Inc.	278	18,518
Becton, Dickinson and Co.	142	19,952
Medtronic PLC	269	20,530

		$79,704

Health Care Providers & Services — 5.2%
AmerisourceBergen Corp.	175	$19,698
Anthem, Inc.	123	20,646
Cardinal Health, Inc.	236	20,808
HealthSouth Corp.	432	18,645
Omnicare, Inc.	210	20,011
Owens & Minor, Inc.	588	19,592
Patterson Cos., Inc.	426	20,380
Quest Diagnostics, Inc.	263	19,786
UnitedHealth Group, Inc.	164	19,714

		$179,280

Hotels, Restaurants & Leisure — 2.4%
Cracker Barrel Old Country Store, Inc.	145	$20,457
Darden Restaurants, Inc.	286	18,744
McDonald’s Corp.	212	20,337
Six Flags Entertainment Corp.	445	21,743

		$81,281

Household Durables — 1.2%
Leggett & Platt, Inc.	466	$22,033
Tupperware Brands Corp.	303	19,919

		$41,952

Household Products — 2.8%
Church & Dwight Co., Inc.	233	$19,565
Clorox Co. (The)	183	19,702
Colgate-Palmolive Co.	284	18,968
Kimberly-Clark Corp.	164	17,853
Procter & Gamble Co. (The)	240	18,814

		$94,902

Industrial Conglomerates — 1.1%
3M Co.	123	$19,567
General Electric Co.	707	19,280

		$38,847

Insurance — 6.2%
ACE, Ltd.	173	$18,421
American Financial Group, Inc.	318	20,193
Arthur J. Gallagher & Co.	418	20,252
Cincinnati Financial Corp.	381	19,271
Endurance Specialty Holdings, Ltd.	324	19,693
HCC Insurance Holdings, Inc.	337	19,270
Old Republic International Corp.	1,322	20,438
PartnerRe, Ltd.	144	18,926
Progressive Corp. (The)	685	18,728
Travelers Companies, Inc. (The)	175	17,696
Validus Holdings, Ltd.	483	20,725

		$213,613

Security	Shares	Value
IT Services — 3.0%
Amdocs, Ltd.	389	$21,337
Automatic Data Processing, Inc.	226	19,325
International Business Machines Corp.	124	21,037
Jack Henry & Associates, Inc.	300	19,524
Paychex, Inc.	408	20,159

		$101,382

Leisure Products — 1.1%
Hasbro, Inc.	284	$20,485
Mattel, Inc.	705	18,196

		$38,681

Machinery — 1.7%
Caterpillar, Inc.	231	$19,709
Deere & Co.	203	19,017
Illinois Tool Works, Inc.	205	19,235

		$57,961

Media — 2.7%
Cinemark Holdings, Inc.	445	$18,036
Meredith Corp.	361	19,061
Omnicom Group, Inc.	254	18,930
Regal Entertainment Group, Class A	898	18,822
Thomson Reuters Corp.	480	19,181

		$94,030

Metals & Mining — 2.3%
Commercial Metals Co.	1,249	$20,072
Freeport-McMoRan, Inc.	934	18,353
Kaiser Aluminum Corp.	257	20,850
Nucor Corp.	427	20,197

		$79,472

Multi-Utilities — 4.3%
Alliant Energy Corp.	300	$18,390
Avista Corp.	540	17,280
CMS Energy Corp.	519	17,719
Consolidated Edison, Inc.	314	19,418
DTE Energy Co.	227	17,985
Integrys Energy Group, Inc.	262	18,840
SCANA Corp.	341	18,127
TECO Energy, Inc.	988	18,624

		$146,383

Multiline Retail — 1.2%
Kohl’s Corp.	305	$19,974
Target Corp.	250	19,830

		$39,804

Oil, Gas & Consumable Fuels — 8.0%
Apache Corp.	303	$18,132
Chevron Corp.	180	18,540
ConocoPhillips	284	18,085
CVR Energy, Inc.	461	17,868
Exxon Mobil Corp.	219	18,659
Hess Corp.	264	17,825
HollyFrontier Corp.	446	18,576
Kinder Morgan, Inc.	440	18,256
Marathon Oil Corp.	683	18,571
Murphy Oil Corp.	440	19,123
Occidental Petroleum Corp.	231	18,062

Security	Shares	Value
Oneok, Inc.	433	$18,151
Spectra Energy Corp.	524	18,429
Teekay Corp.	382	17,503
Williams Cos., Inc. (The)	373	19,060

		$274,840

Paper & Forest Products — 0.5%
International Paper Co.	333	$17,259

		$17,259

Pharmaceuticals — 2.9%
Bristol-Myers Squibb Co.	314	$20,285
Eli Lilly & Co.	272	21,461
Johnson & Johnson	195	19,527
Merck & Co., Inc.	324	19,728
Pfizer, Inc.	568	19,738

		$100,739

Road & Rail — 1.1%
CSX Corp.	561	$19,119
Union Pacific Corp.	179	18,063

		$37,182

Semiconductors & Semiconductor Equipment — 3.0%
Analog Devices, Inc.	307	$20,864
Intel Corp.	632	21,779
Maxim Integrated Products, Inc.	600	21,042
Microchip Technology, Inc.	397	19,504
Texas Instruments, Inc.	345	19,292

		$102,481

Software — 0.5%
CA, Inc.	615	$18,727

		$18,727

Specialty Retail — 0.6%
Home Depot, Inc. (The)	179	$19,944

		$19,944

Textiles, Apparel & Luxury Goods — 0.5%
Coach, Inc.	519	$18,357

		$18,357

Thrifts & Mortgage Finance — 1.1%
New York Community Bancorp, Inc.	1,132	$20,081
People’s United Financial, Inc.	1,205	18,750

		$38,831

Tobacco — 2.9%
Altria Group, Inc.	378	$19,354
Philip Morris International, Inc.	233	19,355
Reynolds American, Inc.	269	20,646
Universal Corp.	407	20,956
Vector Group, Ltd.	877	19,390

		$99,701

Total Common Stocks (identified cost $3,206,960)		$3,403,985

Short-Term Investments — 0.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.18%(1)	$19	$19,066

Total Short-Term Investments (identified cost $19,066)		$19,066

Total Investments — 100.0% (identified cost $3,226,026)		$3,423,051

Other Assets, Less Liabilities — 0.0%(2)		$1,565

Net Assets — 100.0%		$3,424,616

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2015 was $9.

(2)	Amount is less than 0.05%.

The Fund did not have any open financial instruments at May 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,236,105

Gross unrealized appreciation	$314,253
Gross unrealized depreciation	(127,307)

Net unrealized appreciation	$186,946

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$3,403,985	*	$—	$—	$3,403,985
Short-Term Investments	—		19,066	—	19,066
Total Investments	$3,403,985		$19,066	$—	$3,423,051

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of February 28, 2015 whose fair value was determined using Level 3 inputs. At May 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 27, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	July 27, 2015